Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events
25.	Subsequent events
(a)

Recently, an outbreak of a novel strain of coronavirus was reported in Wuhan, China and has since spread throughout China and to other countries. The outbreak of the coronavirus, if persists or intensifies, could materially and adversely affect the Company's business, results of operations and financial condition. The Company's operations have been, and may continue to be, impacted by measures taken by national and regional Chinese government to contain coronavirus, including extension of lunar new year holiday, travel restrictions, closures and quarantines. The Company's business operations could be disrupted if any of the employees is suspected of being infected with coronavirus, since it could require the employees to be quarantined and/or the Company's offices to be shut down for disinfection. The Company may be short on workforce if a large number of the employees are diagnosed with coronavirus or are required to be self-isolated. The Company's business could also be impacted if any of the advertising customers or suppliers is affected by the coronavirus, which may result in suspension of the services, reduction in the Company's advertising and marketing revenues, or slower collection of accounts receivable and additional allowances for doubtful accounts.

In addition, the coronavirus could adversely affect national and regional economy in China as well as global economy and financial markets, which could cause economic downturn or financial crisis. The Company's business, results of operations and financial condition could be adversely affected to the extent that the coronavirus harms the Chinese and global economy in general.

The Company has been closely monitoring the extent to which the coronavirus impacts the Company's business, results of operations and financial condition. The Company currently expect a growth in our revenues in the first quarter of 2020 on a year-over-year basis, and the outbreak has not had a material impact on the first quarter 2020 financial results. The outbreak has slowed down and may continue to affect the Company’s growth speed.

(b)

In January 2020, one of the Company's wholly owned subsidiaries subscribed to 1,500 non-redeemable Class C participating shares of a segregated portfolio in an investment fund at US$10,000 per share totalling US$15.0 million. The fund's segregated portfolio for this class pursues multiple strategies to diversify risks, reduce volatility and look for capital appreciation for investments into a range of financial products, instruments and securities. The investment cannot be redeemed for two years after subscription and the directors of the fund can extend the non-redemption period for another year following the two years. As the segregated portfolio calculates net asset value per share with the measurement principles of Topic 946, the Company accounts the investment at fair value on each reporting date by estimating the fair value of the investment in the segregated portfolio using the net asset value per share of the investments as a practical expedient per ASC 820-10-35-59 and reflects the changes in fair value in the consolidated statements of comprehensive income/loss.